Share-Based Compensation (Details) - Schedule of number and weighted average exercise prices - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Number And Weighted Average Exercise Prices Abstract
Number of options, Outstanding	66,476	51,927
Weighted average exercise price, Outstanding	$ 33	$ 31.6
Weighted average remaining term, Outstanding	6 years 6 months 21 days	7 years 3 days
Number of options, Exercisable	28,796	14,419
Weighted average exercise price, Exercisable
Weighted average remaining term, Exercisable
Number of options, Expired during the year
Weighted average exercise price, Expired during the year
Weighted average remaining term, Expired during the year
Number of options, Forfeited during the year	(6,488)	(2,565)
Weighted average exercise price, Forfeited during the year
Weighted average remaining term, Forfeited during the year
Number of options, Exercised during the year
Weighted average exercise price, Exercised during the year
Weighted average remaining term, Exercised during the year
Number of options, Granted during the year	97,742	17,113
Weighted average exercise price, Granted during the year	$ 9.4	$ 45.4
Weighted average remaining term, Granted during the year
Number of options, Outstanding	157,730	66,476
Weighted average exercise price, Outstanding	$ 19.28	$ 33
Weighted average remaining term, Outstanding	6 years 2 months 19 days	6 years 6 months 21 days